Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Lease liabilities – Short term	714	1,197
Repayable advances OSEO/Bpifrance loan – Short term	500	500
PGE*	208	141
EIB loan – Short term	5,308	3,033
Total current financial liabilities	6,730	4,872
Lease liabilities – Long term	4,851	4,991
Repayable OSEO/Bpifrance loan advances – Long term	2,768	2,975
PGE*	9,927	9,922
EIB loan – Long term	26,441	26,218
Total non-current financial liabilities	43,988	44,107
Total financial liabilities	50,718	48,979
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	498	88	410	498
Trade receivables	—	—	—	—
Cash and cash equivalents	102,336	—	102,336	102,336
Total assets	102,834	88	102,747	102,834
Financial liabilities
Non-current financial liabilities	43,988	—	43,988	43,988
Current financial liabilities	6,730	—	6,730	6,730
Trade payables and other payables	8,813	—	8,813	8,813
Total liabilities	59,531	—	59,531	59,531
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Disclosure of detailed information about borrowings
Conditional advances, interest-free loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	Curadigm Bpifrance advance	EIB loan	Total
As of December 31, 2020	2,216	974	285	29,251	32,727
Impact of discounting and accretion	9	11	8	4	31
Accumulated fixed interest expense accrual	16	—	—	889	906
Accumulated variable interest expense accrual	—	—	—	1,955	1,955
Repayment	—	(250)	—	(350)	(600)
As of June 30, 2021	2,241	735	292	31,749	35,018

Bank loans

(in thousands of euros)	HSBC “PGE”	Bpifrance “PGE”	Total
As of December 31, 2020	5,020	5,044	10,064
Impact of discounting and accretion	22	42	64
Accumulated fixed interest accrual	(3)	11	8
As of June 30, 2021	5,039	5,096	10,136

Disclosure of reconciliation of changes in lease liabilities
The table below shows the detail of changes in lease liabilities recognized on the statements of financial position over the six month period ended June 30, 2021:

(in thousands of euros)	Lease liabilities
As of December 31, 2020	6,189
New lease contracts	22
Impact of discounting of the new lease contracts	(3)
Fixed interest expense	152
Repayment of lease	(796)
As of June 30, 2021	5,564

Disclosure of maturity analysis for advances loans and lease liabilities
The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interest are as follows:

	As of June 30, 2021
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	—	800	1,608	—	2,408
Interest-free Bpifrance loan	500	250	—	—	750
Curadigm interest-free Bpifrance advance	—	125	200	25	350
HSBC “PGE” (1)	40	2,572	2,545	—	5,157
Bpifrance “PGE” (1)	168	2,320	2,620	327	5,435
EIB fixed rate loan	5,308	31,328	—	—	36,637
Lease liabilities	988	2,314	2,309	821	6,432
Total	7,004	39,710	9,282	1,173	57,169
(1) The Company plans to reimburse the two “PGE”or (“Prêts garantis par l’Etat” or state-guaranteed loans) over 5 years with a deferral of 1 year (last reimbursement being in 2026), for the reasons mentioned in the paragraph below.